RELATED PARTY TRANSACTIONS, FINTECH ACQUISITION CORP. II, Founder Shares (Q2) (Details) - USD ($)			1 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jan. 25, 2017	May 28, 2015	Jan. 31, 2017	May 30, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Founder Shares [Abstract]
Proceed from issuance of common stock to Initial Stockholders					$ 0	$ 3,311	$ 0	$ 3,311	$ 0
Common Stock, shares outstanding (in shares)					7,788,595			7,780,627	5,298,333
Initial Stockholders' [Member] | Founder Shares [Member]
Founder Shares [Abstract]
Issuance of common stock (in shares)		5,298,333	701,667	5,298,333	6,000,000			6,000,000
Proceed from issuance of common stock to Initial Stockholders		$ 25,000	$ 3,311	$ 25,000
Initial stockholders ownership percentage					25.00%			25.00%
Common Stock, shares outstanding (in shares)					5,973,333			5,973,333
Initial Stockholders' [Member] | Founder Shares [Member] | Maximum [Member]
Founder Shares [Abstract]
Shares subject to forfeiture (in shares)					760,000			760,000
Over-allotment option [Member]
Founder Shares [Abstract]
Forfeiture of shares (in shares)	26,667
Over-allotment option [Member] | Founder Shares [Member]
Founder Shares [Abstract]
Units issued to underwriters (in shares)	2,200,000
Shares not subject to forfeiture (in shares)	733,333
Forfeiture of shares (in shares)	26,667